Commitments, guarantees and pledged assets (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties

$ millions, as at October 31	2020	2019
	Contract amounts
Securities lending (1)	$39,186	$44,220
Unutilized credit commitments (2)	268,089	241,038
Backstop liquidity facilities	12,907	10,870
Standby and performance letters of credit	14,565	13,489
Documentary and commercial letters of credit	196	224
Other commitments to extend credit	2,149	2,937
	$337,092	$312,778

(1)	Excludes securities lending of $1.8 billion (2019: $1.8 billion) for cash because it is reported on the consolidated balance sheet.
(2)	Includes $131.3 billion (2019: $122.0 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.

Summary of Asset Pledging Amounts and Related Activities	The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2020	2019
Assets pledged in relation to:
Securities lending	$41,042	$46,242
Obligations related to securities sold under repurchase agreements	69,528	51,942
Obligations related to securities sold short	15,963	15,635
Securitizations	20,818	19,398
Covered bonds	21,073	20,206
Derivatives	14,410	12,952
Foreign governments and central banks (1)	133	784
Clearing systems, payment systems, and depositories (2)	605	2,400
Other	400	1,247
	$ 183,972	$170,806

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.